Share-Based Compensation - Summary Of Classification Of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for option awards	$ 7,084	$ 13,733
Stock Options | Cost of goods sold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for option awards	1,059	1,984
Stock Options | Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for option awards	6,025	11,749
Restricted share units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for option awards	8,251	10,011
Restricted share units (RSUs) | Cost of goods sold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for option awards	1,352	2,097
Restricted share units (RSUs) | Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for option awards	$ 6,899	$ 7,914